Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 14, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2014
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
MARKET NEUTRAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus and Summary Prospectus Supplement Market Neutral Value Fund
Supplement dated May 15, 2015 ■ Prospectus and Summary Prospectus dated August 1, 2014

Effective June 30, 2015, the Market Neutral Value Fund will be renamed the AC AlternativesTM Market Neutral Value Fund.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86013   1505